Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Other current liabilities [Abstract]
Other current liabilities

16. Other Current Liabilities

At December 31, 2024, other current liabilities amount to € 8,849,000 (2023: € 8,509,000). At December 31, 2024 and December 31, 2023, other current liabilities consisted principally of accruals for services provided by vendors not yet billed, payroll related accruals and other miscellaneous liabilities.